Background and Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Impacts of Correcting Financial Statements

The impacts of correcting the unaudited Condensed Consolidated Statement of Cash Flows for the specified period are as follows:

Consolidated Statement of Cash Flows:	As Previously Reported	Adjustments	As Revised
Net cash provided by operating activities	$16	$2	$18
Cash and cash equivalents (unrestricted) at beginning of period	428	(12)	416
Cash and cash equivalents (unrestricted) at end of period	397	(10)	387

The impacts of correcting the financial statements for the specified periods are as follows:

Consolidated Balance Sheets:	As Previously Reported	Adjustments	As Revised
As of December 31, 2011
Cash and cash equivalents	$431	$(12)	$419
Accounts payable	393	(12)	381

Consolidated Statements of Cash Flows:	As Previously Reported	Adjustments	As Revised
Year Ended December 31, 2011
Net cash provided by operating activities	$151	$20	$171
Net cash provided by investing activities	45	(12)	33
Cash and cash equivalents (unrestricted) at beginning of year	180	(20)	160
Cash and cash equivalents (unrestricted) at end of year	428	(12)	416

Year Ended December 31, 2010
Net cash provided by operating activities	$45	$6	$51
Net cash used in investing activities	(99)	(6)	(105)
Cash and cash equivalents (unrestricted) at beginning of year	135	(20)	115
Cash and cash equivalents (unrestricted) at end of year	180	(20)	160